Investment in Joint Venture (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Investment in Joint Venture [Line Items]
Total Assets	$ 6,355,674						$ 6,355,674		$ 5,775,023	$ 4,842,312
Total Liabilities	9,308,500						9,308,500		6,569,058	3,443,451
Total deficit	(69,384,892)						(69,384,892)		(62,492,590)	(47,843,798)	$ 22,483
Operating revenue									54,027	277,215
Cost of goods sold										200,332
Operating cost	2,132,565			$ 1,815,540			6,292,648	$ 11,357,777	13,959,392	13,076,254
Net income (loss)	(2,730,944)	$ (1,854,203)	$ (2,307,155)	(1,970,613)	$ (2,852,391)	$ (7,201,064)	(6,892,302)	(12,024,068)	(14,648,792)	(12,401,393)
Net loss				(1,711)			70	19,096	14,948	20,161
Shares of loss in joint venture				1,711			(70)	(19,096)	(14,948)	(20,161)
Related-party transactions	$ 963,817			1,264,122			2,980,765	2,110,889	3,590,438	2,408,920
Joint venture activity
Shares of gain in joint venture				1,711
Joint Venture [Member]
Investment in Joint Venture [Line Items]
Total Assets									287,330	380,208
Total Liabilities									344,488	406,860
Total deficit									(57,158)	(26,652)
Operating revenue				39,272			0	45,436
Cost of goods sold				25,379			0	36,801	36,801
Operating cost				10,400			143	47,604	47,732	118,028
Net income (loss)				$ 3,493			$ 143	$ 38,971	30,506	41,145
Heroix [Member]
Investment in Joint Venture [Line Items]
Related-party transactions									42,754	111,218
Accounts receivable									0	0
Accounts payable									0	0
Prepayments									$ 7,293	$ 45,379
VML [Member]
Investment in Joint Venture [Line Items]
Ownership percentage	49.00%						49.00%		49.00%